LONG-TERM DEBT AND FINANCING - Finance costs (Details) $ in Thousands, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Borrowings:
Finance costs		$ 17,677	$ 28,178	$ 69,274	$ 80,175
Senior secured credit facility
Borrowings:
Finance costs		4,712	5,854	$ 15,229	17,900
Face amount								$ 335,000
Maturity				December 31, 2023		December 2020
Filter Group financing
Borrowings:
Finance costs	[1]	165	99	$ 540	600
7.0% $13M subordinated notes
Borrowings:
Finance costs		280		$ 280
Face amount							$ 13	13,000
Maturity				September 27, 2026
10.25 % term loan
Borrowings:
Finance costs		8,242		$ 8,242
Maturity	[2]			March 31, 2024
8.75% loan
Borrowings:
Finance costs	[3]		8,655	$ 18,055	26,275
6.75% $100M convertible debentures
Borrowings:
Finance costs	[4]		2,372	4,762	7,046
Face amount	[4]							100,000
6.75% $160M convertible debentures
Borrowings:
Finance costs	[5]		3,462	6,948	10,354
Face amount	[5]							$ 160,000
6.5% convertible bonds
Borrowings:
Finance costs	[6]		262	536	2,479
Supplier finance and others
Borrowings:
Finance costs	[7]	$ 4,278	$ 7,474	$ 14,682	$ 15,521

[1]	Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[2]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.
[3]	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.
[4]	As part of the Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with it’s pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[5]	As part of the Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[6]	As part of the Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.
[7]	Supplier finance and other costs for the quarter ended December 31, 2020 primarily consists of charges for extended payment terms